United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 10, 2011

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	105

Form 13F Information Table Value Total:	$136,256,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      897    14415 SH       Sole                    13415              1000
AllianceBernstein Holdings LP  COM              01881g106      552    23650 SH       Sole                    22550              1100
American Express               COM              025816109      670    15600 SH       Sole                    15600
BHP Billiton Ltd               COM              088606108     1115    12000 SH       Sole                    12000
BP PLC                         COM              055622104     1174    26570 SH       Sole                    26570
Berkshire Hathaway Inc. CL A   COM              084670108      361        3 SH       Sole                        3
Berkshire Hathaway Inc. Cl B   COM              084670702     2711    33842 SH       Sole                    31034              2808
Boeing Co.                     COM              097023105      210     3218 SH       Sole                     3218
Bristol-Myers Squibb           COM              110122108      837    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     5187   155822 SH       Sole                   141122             14700
Brookfield Infrastru Prtnrs LP COM              g16252102     2197   104378 SH       Sole                    99267              5111
CME Group Inc Cl A             COM              167760107      322     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      613    17636 SH       Sole                    17052               584
CapitalSource Inc.             COM              14055X102      567    79888 SH       Sole                    74038              5850
Cenovus Energy, Inc.           COM              15135U109      283     8500 SH       Sole                     8050               450
Charles Schwab                 COM              808513105     6995   408800 SH       Sole                   316950             91850
Chevron Corp.                  COM              166751107     2090    22900 SH       Sole                    19900              3000
CitiGroup Inc.                 COM              172967101     1416   299442 SH       Sole                   264178             35264
Coca Cola Co.                  COM              191216100     1013    15400 SH       Sole                    13900              1500
Colgate-Palmolive              COM              194162103      420     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     1685    80985 SH       Sole                    73360              7625
Comcast Corp. Cl A             COM              20030N101      286    13006 SH       Sole                    12020               986
ConocoPhillips                 COM              20825C104     1920    28187 SH       Sole                    28187
Copano Energy, LLC             COM              217202100     1945    57641 SH       Sole                    54641              3000
Deere & Co.                    COM              244199105      706     8500 SH       Sole                     8500
DirectTV Group Inc.            COM              25490A101     1212    30346 SH       Sole                    27826              2520
Duke Energy Corp.              COM              26441c105      278    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      191    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      561    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      248     8500 SH       Sole                     8050               450
Enbridge Energy Management LLC COM              29250X103     3640    57012 SH       Sole                    54236              2776
Enstar Group LTD               COM              G3075P101      432     5110 SH       Sole                     4810               300
Ethan Allen Interiors          COM              297602104      209    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     4295    58738 SH       Sole                    58738
First Nat'l of Nebraska, Inc.  COM              335720108     2755      950 SH       Sole                      850               100
Forest City Ent. CL A          COM              345550107      167    10000 SH       Sole                     9200               800
General Electric               COM              369604103     3270   178788 SH       Sole                   164338             14450
HSBC Holdings PLC              COM              404280406     1677    32866 SH       Sole                    32866
Hess Corp.                     COM              42809h107     1200    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      957    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      369     7075 SH       Sole                     5850              1225
Icici Bank LTD                 COM              45104G104     1155    22800 SH       Sole                    22800
Intl Bus Machines              COM              459200101      420     2863 SH       Sole                     2863
JPMorgan Chase                 COM              46625H100      223     5261 SH       Sole                     5261
Johnson & Johnson              COM              478160104    11030   178335 SH       Sole                   175835              2500
Kinder Morgan Energy Partners  COM              494550106      689     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     3309   113383 SH       Sole                   104283              9100
Level 3 Communications         COM              52729N100       10    10500 SH       Sole                    10500
Liberty Capital Ser A          COM              53071m302      378     6041 SH       Sole                     5410               631
Liberty Global Cl A            COM              530555101     1019    28814 SH       Sole                    26822              1992
Liberty Global Ser C           COM              530555309     1760    51945 SH       Sole                    46553              5392
Liberty Media Hldg             COM              53071M104      470    29794 SH       Sole                    26635              3159
Lockheed Martin                COM              539831099      368     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     4630    81941 SH       Sole                    77736              4205
Manulife Financial Corp.       COM              56501r106      206    12000 SH       Sole                     6000              6000
Markwest Energy Ptnr LP        COM              570759100     1830    42250 SH       Sole                    35950              6300
Marriott Intl. Inc.            COM              571903202     1260    30327 SH       Sole                    30327
Martin Marietta Mtrl           COM              573284106      604     6550 SH       Sole                     5875               675
McDonald's Corp.               COM              580135101      288     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     5154   143000 SH       Sole                   143000
Microsoft Corp.                COM              594918104      761    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      313     4500 SH       Sole                     4500
Montpelier Re Holdings LTD     COM              G62185106      877    44000 SH       Sole                    40300              3700
Nacco Inds Inc. CL A           COM              652957910     1173    10825 SH       Sole                    10115               710
National Aust Bank             COM              632525408      559    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     1715   117806 SH       Sole                   108056              9750
Nextera Engergy, Inc.          COM              65339F101      737    14182 SH       Sole                    14182
Nokia Corp. Spon ADR           COM              654902209      107    10325 SH       Sole                    10325
NuStar Energy L.P.             COM              91913W104      210     3023 SH       Sole                     1023              2000
Nuveen Govt Income Fund        COM              67090N109      176    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     3291    41400 SH       Sole                    36400              5000
Pfizer Inc.                    COM              717081103     1942   110906 SH       Sole                   105206              5700
Philip Morris Intl Inc         COM              718172109      556     9500 SH       Sole                     9500
Plum Creek Timber              COM              729251108      255     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      296     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     3525    67117 SH       Sole                    65017              2100
Royal Dutch Shell              COM              780259206     1316    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      342    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      545    21800 SH       Sole                    21800
St. Joe Co                     COM              790148100     1182    54085 SH       Sole                    47210              6875
Suncor Energy Inc.             COM              867229106      345     9000 SH       Sole                     9000
Texas Instruments              COM              882508104     1560    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      631    20879 SH       Sole                    13719              7160
Toronto-Dominion Bank          COM              891160509      462     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      370     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1229    73025 SH       Sole                    62200             10825
U.S. Bancorp                   COM              902973304     2118    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      215     9145 SH       Sole                     6645              2500
VistaPrint Limited             COM              G93762204     6360   138250 SH       Sole                   126250             12000
W.P. Carey & Co LLC            COM              92930Y107     2869    91700 SH       Sole                    88625              3075
Wal-Mart Stores                COM              931142103      307     5700 SH       Sole                     5700
Walt Disney Co.                COM              254687106     1370    36529 SH       Sole                    31729              4800
Waste Management, Inc.         COM              94106L109      431    11700 SH       Sole                    10700              1000
Wells Fargo & Co.              COM              949746101     2913    94000 SH       Sole                    86000              8000
Wells Fargo Adv Global Div Opp COM              30024H101      119    12500 SH       Sole                    12500
Westpac Banking Corp (ADR)     COM              961214301      286     2500 SH       Sole                     2500
White Mountains Insurance Grou COM              G9618E107      523     1557 SH       Sole                     1432               125
Williams Companies             COM              969457100      237     9600 SH       Sole                     8100              1500
Zimmer Holdings Inc.           COM              98956p102      266     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      310     8000 SH       Sole                     8000
Fidelity Asset Manager 50%     MUT              316069103      180 11697.0580 SH     Sole               11697.0580
Longleaf Partners Internationa MUT              543069405      281 18315.1960 SH     Sole               14013.0830         4302.1130
Putnam Global Healthcare Fund  MUT              746778109      222 4961.1160 SH      Sole                4961.1160
T Rowe Price Growth Stock Fd I MUT              741479109      228 7105.5010 SH      Sole                7105.5010
Vanguard U.S. Value Fund       MUT              922020201      111 11027.3270 SH     Sole               11027.3270
REPORT SUMMARY		     105 DATA RECORDS	            136256    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED